SHAREHOLDERS' EQUITY - Cash-settled LTI Plans (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation
Accounts payable	$ 290,045	$ 213,978
Paid-in capital	46,524	75,375
Performance Shares
Share-based Compensation
Accounts payable	30,600
Paid-in capital	(30,600)
Deferred Share Unit
Share-based Compensation
Cash paid for settlement of compensation costs	500	100	$ 2,700
Accounts payable	$ 4,100	$ 4,500